Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Consolidated Debt [Line Items]
Accrued interest	$ 32,078,624	$ 27,815,467
Financed public works contracts [member]
Disclosure Of Changes In Consolidated Debt [Line Items]
Changes in total debt: At the beginning of the year	1,983,170,730	1,493,381,835
Loans obtained-financing institutions	704,715,468	829,579,084
Loans obtained-financing lease		21,924,053
Debt payments	(642,059,819)	(614,987,329)
Interest paid	(108,910,417)	(88,757,428)
Foreign exchange	(16,685,439)	243,182,764
Accrued interest	117,644,548	98,847,751
At the end of the year	$ 2,037,875,071	$ 1,983,170,730